Preferred Stock - Additional Information (Detail) (USD $)	Jun. 30, 2012	Mar. 31, 2012	Mar. 31, 2011
Convertible Preferred Stock [Line Items]
Blank Check Preferred Stock	5,000,000	6,455,531	6,455,531
Preferred stock par value	$ 0.001	$ 0.001	$ 0.001